Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,764	$ 5,687	$ 8,285
Internally generated fuel cell intangible assets | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	168
ERP management reporting software system | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,242	3,912
Intellectual property acquired from UTC
Disclosure of detailed information about intangible assets [line items]
Intangible assets	522	970
Intellectual property acquired from Ballard Unmanned Systems (formerly Protonex)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	630
Intellectual property acquired by Ballard Power Systems Europe | Intellectual property acquired by Ballard Power Systems Europe
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0	$ 7